Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2021	Aug. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Interest and penalties on unrecognized tax benefits			$ 3,800	$ 6,200	$ 13,400
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued			22,300	26,700	29,200
Operating Loss Carryforwards [Line Items]
Increases for positions related to prior years			2,983	4,801	10,704
Decreases for positions related to prior years			964	0	15,941
Settlements with tax authority			0	0	8,714
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense			3,800	6,200	13,400
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued			$ 22,300	$ 26,700	29,200
Foreign Tax Authority
Operating Loss Carryforwards [Line Items]
Increases for positions related to prior years					7,600
Settlement with Taxing Authority
Operating Loss Carryforwards [Line Items]
Decreases for positions related to prior years					$ 15,400
Payments for Other Taxes	$ 900	$ 7,900